12 FINANCIAL INSTRUMENTS (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2018 BRL (R$) R$ / shares shares
Disclosure of detailed information about financial instruments [line items]
Closing Balance	R$ 2,161,920	R$ 2,279,189
Fair Value Adjustment Recognized in profit or loss	R$ (118,780)
USIM3 [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares) | shares	107,156,651	107,156,651
Interest (%)	15.19	15.19
Share price | R$ / shares	9.87	11.44
Closing Balance	R$ 1,057,636	R$ 1,225,872
Fair Value Adjustment Recognized in profit or loss	R$ (168,236)
USIM5 [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares) | shares	111,144,456	111,144,456
Interest (%)	29.29	29.29
Share price | R$ / shares	9.51	9.22
Closing Balance	R$ 1,056,984	R$ 1,024,751
Fair Value Adjustment Recognized in profit or loss	32,232
Total Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Closing Balance	2,114,620	R$ 2,250,623
Fair Value Adjustment Recognized in profit or loss	R$ (136,004)
PATI3 [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares) | shares	2,065,529	1,997,642
Interest (%)	11.31	11.33
Share price | R$ / shares	22.90	14.30
Closing Balance	R$ 47,300	R$ 28,566
Fair Value Adjustment Recognized in profit or loss	R$ 17,224